THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (1.9%)
$     171,000     Nationsbank Corp.................................              01/05/00           5.000%  $    170,980,293
       59,000     State Street Bank & Trust Co.....................              06/16/99           4.810         59,000,000
                                                                                                            ----------------
                      TOTAL CERTIFICATES OF DEPOSIT -- DOMESTIC....                                              229,980,293
                                                                                                            ----------------
CERTIFICATES OF DEPOSIT -- FOREIGN (16.9%)
      350,000     Abbey National PLC...............................     06/11/99-05/11/00     5.220-5.720        349,902,455
      110,000     Bank of Nova Scotia..............................              02/25/00           5.160        109,981,482
      285,000     Barclays Bank PLC................................              01/10/00           4.980        284,980,802
      325,000     Bayerische Hypo Vereinsbank......................     02/22/00-04/25/00     5.130-5.150        324,887,861
       50,000     Bayerische Landesbank............................              07/22/99           5.645         49,994,979
      100,000     Canadian Imperial Bank...........................              02/07/00           5.010         99,980,106
      124,500     Commerzbank......................................     01/10/00-02/08/00     5.010-5.050        124,471,526
      150,000     Credit Suisse First Boston.......................              07/20/99           5.710        150,000,000
      125,000     Deutsche Bank....................................     01/11/00-02/02/00     4.970-5.020        124,973,676
      100,000     Norddeutsche Landesbank Girozentra...............              02/18/00           5.090         99,972,332
       75,000     Rabobank Nederland...............................              01/10/00           4.980         74,973,487
      300,000     Union Bank of Switzerland........................     01/13/00-05/19/00     5.080-5.285        299,900,126
                                                                                                            ----------------
                      TOTAL CERTIFICATES OF DEPOSIT -- FOREIGN.....                                            2,094,018,832
                                                                                                            ----------------
COMMERCIAL PAPER -- DOMESTIC (28.7%)
      542,078     Alpine Securitization Corp.......................     06/01/99-07/09/99     4.820-4.950        541,830,483
      120,000     Aspen Funding Corp...............................              06/01/99           4.930        120,000,000
      180,000     Asset Securitization Corp........................              06/23/99           4.810        179,470,900
      374,700     Bavaria Trust....................................     06/14/99-07/23/99     4.820-4.830        373,869,047
      191,622     Citibank Capital Market..........................     06/11/99-06/14/99           4.870        191,338,022
      505,839     CXC, Inc.........................................     06/01/99-06/23/99     4.800-4.930        505,575,657
       42,000     General Electric Capital Corp....................              06/14/99           4.790         41,927,352
      224,695     Monte Rosa Capital...............................     06/16/99-07/07/99     4.830-4.950        223,831,919
      273,000     Morgan Stanley Dean Witter & Co..................     06/09/99-06/10/99     4.810-4.830        272,705,005
      300,000     Newport Funding Corp.............................     06/01/99-06/17/99     4.820-4.930        299,785,778
      175,842     Receivable Capital Corp..........................     06/09/99-06/18/99           4.810        175,511,405
       60,000     Suntrust Bank, Inc...............................              06/09/99           4.790         59,936,133
      118,479     Trident Capital, Inc.............................     06/03/99-06/11/99     4.810-4.840        118,373,573
      459,296     Windmill Funding Corp............................     06/04/99-06/18/99           4.810        458,610,797
                                                                                                            ----------------
                      TOTAL COMMERCIAL PAPER -- DOMESTIC...........                                            3,562,766,071
                                                                                                            ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
COMMERCIAL PAPER -- FOREIGN (0.3%)
$      37,000     Halifax PLC......................................              07/13/99           4.730%  $     36,795,822
                                                                                                            ----------------
CORPORATE BONDS (0.4%)
       50,000     IBM Credit Corp..................................              08/10/99           5.625         49,991,082
                                                                                                            ----------------
FLOATING RATE NOTES (40.0%)(v)
       50,000     American Express Centurion Bank, (resets monthly
                    to one month LIBOR -6 basis points)............              06/18/99           4.840         50,000,000
       50,000     Asset Backed Securities Investment Trust, Series
                    1997-E, Class N, (resets monthly to one month
                    LIBOR, due 10/15/03) (144A)....................              06/15/99(a)        4.903         50,000,000
       60,000     Banc One Corp., (resets monthly to one month
                    LIBOR -6 basis points, due 10/01/99)...........              06/01/99(a)        4.841         59,992,621
      150,000     Bankers Trust Co., (resets quarterly to one month
                    LIBOR -2.5 basis points, due 04/14/00).........              07/14/99(a)        4.975        149,936,139
       75,000     Barclays Bank PLC, (resets daily to Prime rate
                    -296 basis points, due 08/24/99)...............              06/01/99(a)        4.790         74,987,918
       98,000     Bayerische Hypo Vereinsbank, (resets monthly to
                    one month LIBOR -8 basis points, due
                    05/15/00)......................................              06/15/99(a)        4.823         97,938,417
       51,000     CIT Group, Inc., (resets daily to Prime rate -280
                    basis points, due 10/20/99)....................              06/01/99(a)        4.950         51,001,911
       25,000     CIT Group, Inc., (resets daily to Prime rate -282
                    basis points, due 11/02/99)....................              06/01/99(a)        4.930         24,995,716
       62,000     CIT Group, Inc., (resets quarterly to three month
                    LIBOR -2.5 basis points, due 01/14/00).........              07/14/99(a)        4.975         61,989,947
       50,000     CIT Group, Inc., (resets daily to Prime rate -275
                    basis points, due 02/14/00)....................              06/01/99(a)        5.000         49,986,108
      200,000     CIT Group, Inc., (resets daily to Prime rate -285
                    basis points, due 03/14/00)....................              06/01/99(a)        4.900        199,938,190
       22,500     Citigroup, Inc., (resets quarterly to one month
                    LIBOR +10 basis points, due 02/03/00)..........              08/03/99(a)        5.095         22,520,625
      125,000     Comerica Bank, (resets monthly to one month LIBOR
                    -6 basis points, due 01/20/00).................              06/21/99(a)        4.861        124,968,082
      100,000     Comerica Bank, (resets monthly to one month LIBOR
                    -4.5 basis points, due 02/14/00)...............              06/14/99(a)        4.855         99,982,567
      148,500     Comerica Bank, (resets daily to Prime rate -285
                    basis points, due 03/22/00)....................              06/01/99(a)        4.900        148,454,852
      200,000     Commerzbank, (resets daily to Prime rate -284.5
                    basis points, due 02/11/00)....................              06/01/99(a)        4.905        199,952,493
       66,000     Commerzbank, (resets daily to Prime rate -285
                    basis points, due 02/23/00)....................              06/01/99(a)        4.900         65,980,897

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
FLOATING RATE NOTES (continued)
$     100,000     Crestar Bank, (resets daily to Prime rate -276
                    basis points, due 03/01/00)....................              06/01/99(a)        4.990%  $     99,993,779
      200,000     Deutsche Bank, (resets daily to Prime rate -284
                    basis points, due 02/11/00)....................              06/01/99(a)        4.910        199,959,479
      350,000     First Union National Bank, (resets quarterly to
                    three month LIBOR -5.5 basis points, due
                    03/10/00)......................................              08/18/99(a)        4.973        349,977,259
       25,000     General Electric Capital Corp., Series A, (resets
                    quarterly to three month LIBOR -5 basis points,
                    due 04/13/00)..................................              07/13/99(a)        4.950         25,000,000
      200,000     General Electric Capital Corp., Series A, (resets
                    quarterly to three month LIBOR -5 basis points,
                    due 05/03/00)..................................              08/03/99(a)        4.945        200,000,000
      100,000     IBM Corp., (resets quarterly to three month LIBOR
                    -3.5 basis points, due 10/22/99)...............              07/22/99(a)        4.965         99,978,805
       48,000     Key Bank NA, (resets daily to Prime rate -291.5
                    basis points, due 09/03/99)....................              06/01/99(a)        4.835         47,996,975
       25,000     Key Bank NA, (resets daily to Prime rate -287
                    basis points, due 10/13/99)....................              06/01/99(a)        4.880         24,998,820
      401,000     LINCS, Series 1998-3, (resets monthly to one
                    month LIBOR, due 02/15/00).....................              06/11/99(a)        4.904        401,000,000
      325,000     LINCS, Series 1998-4, Class 1, (resets monthly to
                    one month LIBOR, due 02/18/00) (144A)..........              06/18/99(a)        4.903        325,000,000
      191,870     Liquid Asset Backed Securities Trust, Series
                    1998-2, Class A, (resets monthly to one month
                    LIBOR, due 11/26/99) (144A)....................              06/26/99(a)        4.921        191,831,549
      110,000     National City Bank, (resets daily to Prime rate
                    -285 basis points, due 02/10/00)...............              06/01/99(a)        4.900        109,962,492
      200,000     National City Bank, (resets daily to Prime rate
                    -286 basis points, due 03/10/00)...............              06/01/99(a)        4.890        199,916,468
      150,000     Pepsico, Inc., (resets quarterly to three month
                    LIBOR -19 basis points)........................              08/19/99           4.838        149,963,366
      220,000     RACERS 1998-MM-7-1, (resets monthly to one month
                    LIBOR -1 basis point, due 08/13/99) (144A).....              06/17/99(a)        4.893        220,000,000
      200,000     RACERS 1998-MM-8-5, (resets monthly to one month
                    LIBOR -1 basis point, due 09/02/99) (144A).....              06/02/99(a)        4.891        200,000,000
      248,500     Royal Bank of Canada, (resets daily to Prime rate
                    -285.5 basis points, due 02/17/00).............              06/01/99(a)        4.895        248,421,478
      103,387     Steers, (resets monthly to one month LIBOR +3
                    basis points, due 11/15/99)....................              06/17/99(a)        4.933        103,387,190

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                    YIELD TO
    AMOUNT                                                                                    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES           RATE            VALUE
--------------    -------------------------------------------------  ---------------------   ------------   ----------------
FLOATING RATE NOTES (continued)
$     100,957     Steers, Series 1997-A 36, (resets monthly to one
                    month LIBOR + 3 basis points, due 11/15/99)....              06/17/99(a)        4.933%  $    100,957,519
      100,000     Toyota Motor Credit Corp., (resets quarterly to
                    three month LIBOR + 4 basis points, due
                    10/22/99)......................................              07/22/99(a)        5.040        100,000,000
       21,000     Wells Fargo Co., Series J, (resets quarterly to
                    three month LIBOR -11 basis points, due
                    03/10/00)......................................              06/10/99(a)        4.891         20,990,122
                                                                                                            ----------------
                      TOTAL FLOATING RATE NOTES....................                                            4,951,961,784
                                                                                                            ----------------
TAXABLE MUNICIPALS (0.7%)(v)
       43,690     Jacksonville Health Facilities Authority Hospital
                    Revenue, (resets weekly, due 08/15/19).........              06/02/99(a)        4.900         43,690,000
       41,145     Sacramento County, Series A, (resets quarterly to
                    three month LIBOR + 5 basis points, due
                    08/15/14)......................................              08/17/99(a)        5.100         41,142,155
        6,200     Wake Forest University, (resets weekly, due
                    07/01/17)......................................              06/02/99(a)        4.920          6,200,000
                                                                                                            ----------------
                      TOTAL TAXABLE MUNICIPALS.....................                                               91,032,155
                                                                                                            ----------------
TIME DEPOSITS -- DOMESTIC (3.3%)
      414,343     Suntrust Bank Cayman.............................              06/01/99           4.750        414,343,000
                                                                                                            ----------------
TIME DEPOSITS -- FOREIGN (7.3%)
      100,000     Bank of Nova Scotia Toronto......................              06/01/99           4.844        100,000,000
      200,000     Bayerische Hypo Vereinsbank......................              06/01/99           4.875        200,000,000
      200,000     Dresdner Bank Grand Cayman.......................              06/01/99           4.813        200,000,000
      400,000     Westdeutsche Landesbank..........................              06/01/99           4.875        400,000,000
                                                                                                            ----------------
                      TOTAL TIME DEPOSITS -- FOREIGN...............                                              900,000,000
                                                                                                            ----------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.5%)..................................     12,330,889,039
                  OTHERS ASSETS IN EXCESS OF LIABILITIES (0.5%)..........................................         60,647,786
                                                                                                            ----------------
                  NET ASSETS (100.0%)....................................................................   $ 12,391,536,825
                                                                                                            ----------------
                                                                                                            ----------------

------------------------------
(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LIBOR -- London Interbank Offered Rate.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $12,330,889,039
Interest Receivable                                     63,927,462
Receivable for Investments Sold                            439,827
Prepaid Trustees' Fees                                       3,203
Prepaid Expenses and Other Assets                           38,430
                                                   ---------------
    Total Assets                                    12,395,297,961
                                                   ---------------
LIABILITIES
Due to Custodian                                         2,257,255
Advisory Fee Payable                                     1,120,087
Administrative Services Fee Payable                        267,496
Administration Fee Payable                                  12,628
Fund Services Fee Payable                                    9,665
Accrued Expenses                                            94,005
                                                   ---------------
    Total Liabilities                                    3,761,136
                                                   ---------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $12,391,536,825
                                                   ---------------
                                                   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $287,830,786
EXPENSES
Advisory Fee                                       $6,141,104
Administrative Services Fee                         1,469,698
Custodian Fees and Expenses                           514,294
Fund Services Fee                                     114,876
Administration Fee                                     71,722
Trustees' Fees and Expenses                            47,007
Miscellaneous                                          69,858
                                                   ----------
    Total Expenses                                                 8,428,559
                                                                ------------
NET INVESTMENT INCOME                                            279,402,227
NET REALIZED LOSS ON INVESTMENTS                                    (524,332)
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $278,877,895
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                    MONTHS ENDED      FOR THE FISCAL
                                                    MAY 31, 1999        YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 1998
                                                   ---------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   279,402,227   $     339,699,391
Net Realized Loss on Investments                          (524,332)            (55,967)
                                                   ---------------   -----------------
    Net Increase in Net Assets Resulting from
      Operations                                       278,877,895         339,643,424
                                                   ---------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       55,639,729,840      48,705,487,837
Withdrawals                                        (51,307,294,816)    (45,584,553,162)
                                                   ---------------   -----------------
    Net Increase from Investors' Transactions        4,332,435,024       3,120,934,675
                                                   ---------------   -----------------
    Total Increase in Net Assets                     4,611,312,919       3,460,578,099
NET ASSETS
Beginning of Period                                  7,780,223,906       4,319,645,807
                                                   ---------------   -----------------
End of Period                                      $12,391,536,825   $   7,780,223,906
                                                   ---------------   -----------------
                                                   ---------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                   FOR THE SIX     FOR THE FISCAL YEAR ENDED NOVEMBER
                                                   MONTHS ENDED                    30,
                                                   MAY 31, 1999   -------------------------------------
                                                   (UNAUDITED)    1998    1997    1996    1995    1994
                                                   ------------   -----   -----   -----   -----   -----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.15%(a)  0.17%  0.18%   0.19%   0.19%   0.20%
  Net Investment Income                                   4.95%(a)  5.48%  5.43%   5.29%   5.77%   3.90%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to maximize current income consistent with the preservation of capital and same-day liquidity. The portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under the tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the

THE PRIME MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------
      agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1999, such fees amounted to $6,141,104.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1999, the fee for these services amounted to $71,722.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1999, the fee for these services amounted to $1,469,698.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $114,876 for the six months ended May 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $24,100.

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